Business Combination and Goodwill (Details) - Schedule of identifiable assets acquired and liabilities assumed in the business combination ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Yunnan Times Giant Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	¥ 20,000
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net liabilities at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989
Yunnan Hengshun Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	24,500
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net assets/(liabilities) at fair value	(5,847)
Goodwill	¥ 30,347